Related Party Transactions (Details) - Schedule of due from related parties - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Total due from related parties		$ 692,995	$ 632,380
Palpito [Member]
Related Party Transaction [Line Items]
Total due from related parties		1,717
Seihinkokusai [Member]
Related Party Transaction [Line Items]
Total due from related parties	[1]	$ 691,278	$ 632,380

[1]	The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($410,400) as a rental security deposit to this related party. The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($114,912) as a rental security deposit to this related party. In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($164,160) as an operating security deposit to Seihinkokusai; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the years ended March 31, 2022 and 2021. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing. The amount due from Seihinkokusai will be collected back when the agreement expires or is terminated.